Issuance Of Units (Details) $ in Thousands	1 Months Ended	6 Months Ended		7 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($) shares	Jun. 30, 2015 USD ($) shares	Jun. 18, 2015 USD ($) shares	Jul. 29, 2016 USD ($)	Nov. 30, 2014 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Limited Partners Capital Account Units Outstanding						9,675,795	9,342,692
Subordinated Limited Partners Capital Account Units Outstanding						9,342,692	9,342,692
Subordinated Series A Limited Partners Capital Account Units Outstanding						1,592,920	0
General Partners Capital Account Units Outstanding						420,641	413,843
Proceeds From Partnership Contribution | $						$ 89	$ 551	$ 0
Maximum aggregate offering price for issuance of limited partner interests | $				$ 25,000
Net proceeds from the issuance | $						4,010	0	0
Stock issuance costs | $						0	$ 3,347	469
Line Of Credit
Line Of Credit | $	$ 126,000							$ 126,000
Navios Acquisition | Nave Celeste and C. Dream
Cash Payments | $		$ 73,000
Business Combination Consideration Transferred Including Equity Interest In Acquiree Held Prior To Combination 1 | $		$ 100,000
Initial Public Offering
Estimated Proceeds From Issuance Initial Public Offering | $						$ 110,403
Proceeds From Lines Of Credit | $					$ 104,451
Number Of Vessels					4
Subordinated Partner Units
Units exchanged	9,342,692				9,342,692
Limited Partner Units
Units exchanged	1,242,692				1,242,692
Units issued						333,103
Net proceeds from the issuance | $						$ 4,010
Stock issuance costs | $						$ 350
Limited Partner Units | Navios Acquisition
Limited Liability Company LLC Or Limited Partnership LP Members Or Limited Partners Ownership Interest						59.90%
General Partner Units
Units exchanged	381,334				381,334
Limited Liability Company LLC Or Limited Partnership LP Managing Member Or General Partner Ownership Interest					2.00%
General Partners Capital Account Units Outstanding			32,509
Proceeds From Partnership Contribution | $			$ 551
Units issued						6,798
Partners' capital units							32,509
General Partner Units | Navios Acquisition
Limited Liability Company LLC Or Limited Partnership LP Managing Member Or General Partner Ownership Interest						2.00%
Subordinated Series A Unitholders
Partners' capital units							1,592,920
Subordinated Series A Unitholders | Navios Acquisition | Nave Celeste and C. Dream
Partners' capital units		1,592,920